Accounts receivable net (Details 1) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Accounts receivable net
Balance as of beginning of year	$ 7,732,717	$ 496,299
Addition	0	7,029,706
Reversal	(7,523,759)	0
Translation adjustments	(208,958)	206,712
Balance as of end of year	$ 0	$ 7,732,717